Goodwill and intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure Goodwill And Intangible Assets [Line Items]
Goodwill and intangible assets

Note 13

Goodwill and intangible assets
Introduction
UBS performs an impairment test on its goodwill assets

on an annual basis or when indicators of impairment exist.

UBS considers Asset Management,

as reported in Note 3a,

as a separate cash-generating unit (a CGU),

as that is the level
at which the performance of investment (and the

related goodwill) is reviewed and assessed by management. Given that a significant amount of goodwill in Global Wealth Management relates to the acquisition of PaineWebber Group, Inc. in
2000, which

mainly affected

the Americas

portion of

the business,

this goodwill

remains separately

monitored by

the
Americas,

despite

the

formation

of

Global

Wealth

Management

in

2018.

Therefore,

goodwill

for

Global

Wealth
Management

is

separately

considered

for

impairment

at

the

level

of

two

CGUs:

Americas;

and

Switzerland

and
International (consisting of EMEA, Asia Pacific and Global).
The impairment

test is

performed for

each CGU

to which

goodwill is

allocated by

comparing the

recoverable amount
with the carrying amount of the respective CGU. UBS determines the recoverable amount of the respective CGUs

based
on their value in use. An impairment charge is recognized

if the carrying amount exceeds the recoverable amount.
The acquisition

of the

Credit Suisse

Group in

2023 resulted

in negative

goodwill, which

was recognized

in the

income
statement on

the date of

the acquisition. No

goodwill related to

the acquisition of

the Credit

Suisse Group

was recognized
on the balance sheet.
›
Refer to Note 2 for more information about the acquisition

of the Credit Suisse Group
As

of

31 December

2024,

total

goodwill

recognized

on

the

balance

sheet

was

USD
6.0
bn,

of

which

USD
3.7
bn

was
carried by

the Global

Wealth Management

Americas CGU,

USD
1.2
bn was

carried by

the Global

Wealth Management
Switzerland and International CGU, and USD 1.1 bn was carried by Asset Management. Based on the impairment testing methodology described

below, UBS

concluded that

the goodwill

balances as

of 31 December

2024 allocated

to these
CGUs were not impaired. For each

of the CGUs, the recoverable amount

substantially exceeded the carrying value

as of
31 December

2024,

and

there

was

no

indication

of

a

significant

risk

of

goodwill

impairment

based

on

the

testing
performed as of 31 December 2024.
Methodology for goodwill impairment testing
The recoverable

amounts are

determined using

a discounted

cash flow

model, which

has been

adapted to

use inputs
that consider features of

the banking business and its

regulatory environment.

The recoverable amount of

a CGU is the
sum of

the discounted

earnings attributable

to shareholders

from the

first three

forecast years

and the

terminal value,
adjusted for the effect of the capital

assumed to be needed over the next

three years and to support growth beyond that
period. The

terminal value,

which covers

all periods

beyond the

third year,

is calculated

on the

basis of

the forecast

of
the third-year

profit, the

discount rate

and the

long-term growth

rate, as well

as the

implied perpetual

capital growth.
For the

Global Wealth

Management

Americas

CGU, the

methodology

is consistently

applied,

but

the

forecast

period
covers five

years (with

a terminal

value thereafter) in

order to provide

for the

CGU’s specific planning

assumptions, namely
the ongoing investments

in the core

banking infrastructure

in the US to

enhance the product

capabilities and offerings
in this

market in

the medium

term. The

extended forecast period

of five

years did

not trigger, defer or

avoid an

impairment
of goodwill as of 31 December 2024.
The carrying amount for each

CGU is determined by reference

to the Group’s equity attribution

framework. Within this
framework,

UBS

attributes

equity

to

the

businesses

on

the

basis

of

their

risk-weighted

assets

and

leverage

ratio
denominator

(both

metrics

include

resource

allocations

from

Group

functions

to

the

business

divisions),

or

by

their
common equity tier 1

(CET1) capital equivalent

of risk-based capital

if higher,

their goodwill and

their intangible assets,
as

well

as

attributed

equity

related

to

certain

CET1

capital

deduction

items.

The

framework

is

primarily

used

for

the
purpose

of

measuring

the

performance

of

the

businesses

and

includes

certain

management

assumptions.

Attributed
equity

is

equal

to

the

capital

a

CGU

requires

to

conduct

its

business

and

is

currently

considered

a

reasonable
approximation of

the carrying

amount of

the CGUs.

The attributed

equity methodology

is also

applied in

the business
planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.
Assumptions
Valuation parameters

used within the Group’s

impairment test model

are linked to

external market information, where
applicable. The

model used

to determine

the recoverable

amount is

most sensitive

to changes

in the

forecast earnings
available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied

long-term growth

rate is based

on long-term economic

growth rates for

different regions

worldwide.
Earnings available

to

shareholders

are

estimated

on

the

basis of

forecast

results,

which

are

part

of the

business

plan
approved by the Board of Directors.
The

discount

rates

are

determined

by

applying

a

capital

asset

pricing

model-based

approach,

as

well

as

considering
quantitative and qualitative inputs from both internal and external analysts and the view of management. They also take into account

regional differences

in risk-free

rates at

the level of

the individual

CGUs. In line

with discount

rates, long-
term growth rates are determined at the regional level based on nominal GDP growth rate forecasts.
Key

assumptions

used

to

determine

the

recoverable

amounts

of

each

CGU

are

tested

for

sensitivity

by

applying

a
reasonably possible change to

those assumptions. Forecast earnings available

to shareholders were changed by
20%, the
discount rates

were changed by
1.5

percentage points, and

the long-term

growth rates

were changed

by
0.75

percentage
points. Under all scenarios,

reasonably possible changes

in key assumptions did

not result in an

impairment of goodwill
or

intangible

assets

reported

by

Global

Wealth

Management

Americas,

Global

Wealth

Management

Switzerland

and
International, and Asset Management.

If the estimated earnings

and other assumptions in future periods

deviate from the current outlook,

the value of goodwill
attributable to

Global Wealth

Management Americas,

Global Wealth

Management

Switzerland and

International, and
Asset Management may become impaired in the

future, giving rise to losses

in the income statement. Recognition of any
impairment of

goodwill would

reduce IFRS

Accounting Standards

equity and

net profit.

It would

not affect

cash flows
and,

as

goodwill

is

required

to

be

deducted

from

capital

under

the

Basel III

capital

framework,

no

effect

would

be
expected on the Group’s capital ratios.

Discount and growth rates
Discount rates Growth rates
In % 31.12.24 31.12.23 31.12.24 31.12.23
Global Wealth Management Americas 9.5 9.5 3.8 3.8
Global Wealth Management Switzerland and International 9.5 9.5 3.7 3.4
Asset Management 9.0 9.0 3.3 3.3

USD m Goodwill
Intangible
assets
1
2024 2023
Historical cost
Balance at the beginning of the year 6,043 2,964 9,006 7,641
Acquisition of the Credit Suisse Group
2
0 0 0 1,287
Additions 0 7 7 6
Disposals
3
0 (1) (1) (40)
Reclassifications
4
0 (384) (384) 0
Foreign currency translation (52) (135) (187) 112
Balance at the end of the year 5,990 2,451 8,441 9,006
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,491 1,491 1,374
Amortization 0 190 190 134
Impairment / (reversal of impairment) 0 1 1 0
Disposals
3
0 0 0 (30)
Reclassifications 4 0 (96) (96) 0
Foreign currency translation 0 (32) (32) 13
Balance at the end of the year 0 1,554 1,554 1,491
Net book value at the end of the year 5,990 897 6,887 7,515
of which: Global Wealth Management Americas 3,706 28 3,734 3,748
of which: Global Wealth Management Switzerland and International 1,158 113 1,271 1,236
of which: Personal & Corporate Banking 0 657 657 908
of which: Asset Management 1,127 0 1,127 1,149
of which: Investment Bank 0 98 98 135
of which: Non-core and Legacy 0 1 1 339
1 Intangible assets

mainly include customer

relationships, core

deposits, contractual

rights and the

fully amortized branch

network intangible asset

recognized in connection

with the acquisition

of PaineWebber
Group, Inc. in 2000.

2 Refer to Note 2 for more information about the acquisition of the

Credit Suisse Group.

3 Reflects the derecognition of goodwill allocated to businesses and intangible assets held by entities that have been disposed of.

4 In 2024, certain intangible assets were reclassified to Assets of disposal group held for sale. Refer to Note 29 for more information.
The table below presents estimated aggregated

amortization expenses for intangible assets.

USD m Intangible assets
Estimated aggregated amortization expenses for:
2025 126
2026 122
2027 122
2028 117
2029 111
Thereafter 296
Not amortized due to indefinite useful life 3
Total 897